Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net cash generated from operations	£ 450	£ 480	£ 547
Interest paid	(63)	(81)	(42)
Tax received/(paid)	2	(30)	(43)
Net cash generated from operating activities	389	369	462
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(6)	(45)	(5)
Additional capital invested in associates		(40)
Purchase of investments	(6)	(12)	(10)
Purchase of property, plant and equipment	(53)	(55)	(70)
Purchase of intangible assets	(81)	(138)	(130)
Disposal of subsidiaries, net of cash disposed	100	(101)	83
Proceeds from sale of joint ventures and associates	531		18
Proceeds from sale of investments		5	6
Proceeds from sale of property, plant and equipment	0	1	128
Proceeds from sale of liquid resources			10
Investment in liquid resources			(2)
Lease receivable repaid including disposals	41	26
Loans repaid by/(advanced to) related parties	48	(49)	46
Interest received	13	17	20
Investment income		2
Dividends received from joint ventures and associates	4	64	117
Net cash generated from/(used in) investing activities	591	(325)	211
Cash flows from financing activities
Proceeds from issue of ordinary shares	6	7	6
Buyback of equity	(176)		(153)
Purchase of treasury shares	(6)	(52)
Proceeds from borrowings	346	230
Repayment of borrowings	(230)	(48)	(441)
Repayment of lease liabilities	(92)	(91)	(4)
Dividends paid to company's shareholders	(146)	(147)	(136)
Dividends paid to non-controlling interest	(1)	(1)	(1)
Net cash used in financing activities	(299)	(102)	(729)
Effects of exchange rate changes on cash and cash equivalents	(2)	(33)	(49)
Net increase/(decrease) in cash and cash equivalents	679	(91)	(105)
Cash and cash equivalents at beginning of year	434	525	630
Cash and cash equivalents at end of year	£ 1,113	£ 434	£ 525